Income Taxes - Change in Deferred Income Tax Balances (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Net deferred tax income tax liability, beginning of year	$ 8,364	$ 9,081
Recognized in deferred income tax (recovery) / expense	560	(990)
Recognized in other comprehensive income	42	264
Foreign exchange, acquisition, disposition and other	(1,050)	9
Net deferred income tax liability, end of year	$ 7,916	$ 8,364